UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08294

ALLIANCEBERNSTEIN EXCHANGE RESERVES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2013

Date of reporting period: December 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Exchange Reserves

Portfolio of Investments

December 31, 2012 (unaudited)

	Yield*	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 99.6%
Certificates of Deposit - 42.6%
Australia & New Zealand Banking Group Ltd.
4/12/13 (a)	0.343%	$55,000	$55,000,000
Bank of Montreal Chicago
1/04/13	0.210%	50,000	50,000,000
Bank of Nova Scotia Houston
4/02/13 (a)	0.234%	49,750	49,750,000
2/15/13 (a)	0.630%	600	600,238
Bank of Tokyo Mitsubishi UFJ NY
1/03/13	0.540%	50,000	50,000,000
Canadian Imp Bank Comm NY
5/07/13 (a)	0.322%	600	599,963
4/04/13 (a)	0.374%	5,000	5,000,701
2/22/13	0.540%	23,750	23,757,506
Deutsche Bank AG NY
1/09/13	0.180%	30,000	30,000,000
Dnb Nor Bank ASA NY
2/15/13	0.380%	53,250	53,250,000
National Australia Bank NY
5/06/13 (a)	0.383%	2,000	2,000,125
8/06/13 (a)	0.983%	300	300,987
Nordea Bank Finland PLC/NY
2/05/13	0.340%	40,000	40,000,000
1/02/13	0.400%	6,900	6,900,000
4/05/13 (a)	0.793%	9,100	9,111,286
Norinchukin Bank/NY
1/10/13	0.170%	10,000	10,000,000
5/14/13	0.400%	25,000	25,000,000
1/09/13	0.540%	14,800	14,800,886
Oversea-Chinese Banking Corp. L
3/28/13	0.200%	36,000	36,000,000
Rabobank Nederland NV NY
5/07/13 (a)	0.463%	55,000	55,000,000
Royal Bank of Canada NY
3/04/13 (a)	0.361%	15,000	15,000,000
7/11/13 (a)	0.397%	12,250	12,250,000
6/07/13 (a)	0.570%	5,000	5,004,358
Standard Chartered Bank NY
3/20/13	0.290%	50,000	50,000,000
Sumitomo Mitsui Banking Corp.
5/06/13 (a)	0.335%	50,000	50,000,000
Sumitomo Mitsui Trust NY
1/22/13	0.180%	30,000	30,000,000
Svenska Handelsbanken NY
4/25/13	0.280%	40,500	40,500,000
3/18/13 (a)	0.758%	6,000	6,005,870
1/18/13 (a)	0.775%	5,750	5,751,245
Toronto-Dominion Bank NY
2/04/13 (a)	0.313%	30,000	30,000,057
Westpac Banking Corp. NY
8/02/13 (a)	0.393%	24,970	24,974,261
1/17/13 (a)	0.510%	15,000	15,000,000

			801,557,483

	Yield*	Principal Amount (000)	U.S. $ Value
Commercial Paper - 17.7%
Banque Et Caisse D’epargne De
1/25/13	0.290%	$50,000	$49,990,333
Commonwealth Bank of Australia
5/31/13 (a)(b)	0.381%	28,000	28,000,000
DBS Bank Ltd.
2/25/13 (b)	0.160%	15,000	14,996,334
1/10/13	0.406%	500	499,950
1/07/13	0.451%	25,000	24,998,125
HSBC Bank USA
4/02/13	0.331%	50,000	49,958,292
JPMorgan Chase & Co.
4/22/13 (a)	0.301%	25,000	25,000,000
Straight-A Funding LLC
1/08/13 (b)	0.180%	30,000	29,998,950
1/28/13 (b)	0.230%	15,000	14,997,975
1/30/13 (b)	0.230%	20,000	19,997,100
Toyota Motor Credit Corp.
3/20/13	0.270%	15,750	15,740,786
3/18/13	0.274%	25,000	24,985,750
US Bank NA
1/02/13	0.200%	35,000	35,000,000

			334,163,595

Short-Term Municipal Notes - 14.6%
Municipal Obligations - 14.6%
California Infra & Eco Dev Bk (J Paul Getty Trust)
Series 2010A-2
10/01/47 (c)	0.090%	26,850	26,850,000
California Mun Fin Auth (Chevron Usa, Inc.)
Series 2010C
11/01/35 (c)	0.090%	3,000	3,000,000
California Statewide CDA (John Muir Health)
Series 2008C
8/15/27 (c)	0.110%	10,000	10,000,000
Charlotte-Mecklenburg Hosp (Carolinas Hlth Care Sys)
1/15/26 (c)	0.070%	1,595	1,595,000
Colorado Edl & Cultural Facs Auth (Natl Jewish Fed Bd Prog)
7/01/36 (c)	0.130%	3,455	3,455,000
Series D
10/01/38 (c)	0.130%	1,500	1,500,000
Connecticut Hlth & Ed Fac Auth (Yale Univ)
Series 2001V-1
7/01/36 (c)	0.090%	10,900	10,900,000
Series 2001V-2
7/01/36 (c)	0.100%	1,800	1,800,000

	Yield*	Principal Amount (000)	U.S. $ Value
Series 2005 Y-2
7/01/35 (c)	0.100%	$10,385	$10,385,000
Series 2005 Y-3
7/01/35 (c)	0.090%	2,400	2,400,000
Dallas Fort Worth TX Intl Arpt (United Parcel Service)
5/01/32 (c)	0.110%	3,500	3,500,000
East Baton Rouge Parish LA (Exxon Mobil Corp.)
11/01/19 (c)	0.090%	6,670	6,670,000
Houston TX Hgr Ed Fin Corp. (Rice University)
Series 2008 A
5/15/48 (c)	0.110%	10,870	10,870,000
Series 2008B
5/15/48 (c)	0.120%	5,300	5,300,000
Illinois Finance Auth (Elmhurst Mem Healthcare)
1/01/48 (c)	0.130%	16,545	16,545,000
Jackson Cnty MS PCR (Chevron Corp.)
Series 1993
6/01/23 (c)	0.070%	4,300	4,300,000
Lancaster Cnty NE Hosp Auth #1 (BryanLGH Medical Center)
6/01/31 (c)	0.140%	2,665	2,665,000
Lincoln Cnty WY PCR (Exxon Mobil Corp.)
8/01/15 (c)	0.090%	12,200	12,200,000
Loudoun Cnty VA IDA (Howard Hughes Med Inst)
2/15/38 (c)	0.110%	12,950	12,950,000
Lower Neches Valley Auth TX (Exxon Mobil Corp.)
11/01/38 (c)	0.090%	9,200	9,200,000
5/01/46 (c)	0.090%	2,500	2,500,000
11/01/51 (c)	0.090%	2,650	2,650,000
3/01/33 (c)	0.120%	10,330	10,330,000
Massachusetts Dev Fin Agy (Smith College)
7/01/24 (c)	0.120%	1,421	1,421,000
Massachusetts Hlth & Ed Facs Auth (Harvard Univ)
Series 1999R
11/01/49 (c)	0.100%	10,425	10,425,000
Mississippi Business Fin Corp. (Chevron USA, Inc.)
11/01/35 (c)	0.070%	16,600	16,600,000
Series 2009 B
12/01/30 (c)	0.090%	1,000	1,000,000
Series 2009E
12/01/30 (c)	0.110%	11,200	11,200,000

	Yield*	Principal Amount (000)	U.S. $ Value
Series 2010C
12/01/30 (c)	0.070%	$1,100	$1,100,000
Series 2010L
11/01/35 (c)	0.110%	20,000	20,000,000
Ohio Air Quality Dev Auth (Dayton Power & Light Co.)
11/01/40 (c)	0.160%	4,000	4,000,000
Shelby Cnty KY Lease Rev (Shelby Cnty KY Lease)
9/01/34 (c)	0.130%	3,130	3,130,000
Union Cnty NJ PCR (Exxon Mobil Corp.)
10/01/24 (c)	0.070%	4,200	4,200,000
Valdez AK Marine Terminal (Exxon Mobil Corp.)
Series 1993A
12/01/33 (c)	0.110%	16,040	16,040,000
Series 1993C
12/01/33 (c)	0.110%	10,750	10,750,000
Washington St Hsg Fin Comm (Summer Ridge AptsProj)
12/01/29 (c)	0.180%	3,550	3,550,000

			274,981,000

Repurchase Agreements - 13.4%
Bank of America 0.12%, dated 12/31/12 due 1/02/13 in the amount of $65,000,433 (collateralized by $66,328,500 U.S. Treasury Bills, Zero Coupon, due 5/23/13 to 11/14/13, value $66,300,647)		65,000	65,000,000
Barclays Capital 0.20%, dated 12/31/12 due 1/02/13 in the amount of $50,000,556 (collateralized by $40,887,500 U.S. Treasury Bond & U.S. Treasury Note, 2.375% to 4.5%, due 3/31/16 to 5/15/38, value $51,000,089)		50,000	50,000,000
Mizuho Securities USA 0.28%, dated 12/31/12 due 1/02/13 in the amount of $85,001,322 (collateralized by $134,161,993 Government National Mortgage Association, 5.00%, due 8/15/40, value $86,700,000)		85,000	85,000,000
UBS Financial Services 0.22%, dated 12/31/12 due 1/02/13 in the amount of $51,900,634 (collateralized by $52,550,624 Federal National Mortgage Association, 2.50%, due 7/01/27, value $52,938,001)		51,900	51,900,000

			251,900,000

Corporates - Investment Grades - 6.7%
Commonwealth Bank of Australia
3/19/13 (a)(b)	0.859%	27,000	27,024,754
National Australia Bank Ltd.
11/12/13 (a)(b)	1.010%	48,000	48,297,435

	Yield*	Principal Amount (000)	U.S. $ Value
Royal Bank of Canada
Series 001
3/08/13 (a)	0.461%	$11,100	$11,106,292
Toronto-Dominion Bank (The)
7/26/13 (a)	0.494%	26,000	26,029,091
Toyota Motor Credit Corp.
1/24/13 (a)	0.516%	800	800,173
1/14/13 (a)	0.540%	7,500	7,500,883
Wells Fargo & Co.
1/31/13	4.375%	5,837	5,856,199

			126,614,827

U.S. Government & Government Sponsored Agency Obligations - 4.5%
Federal Farm Credit Banks
12/16/13 (a)	0.209%	1,000	1,000,393
1/15/14 (a)	0.209%	1,000	1,000,109
Federal Home Loan Bank
4/04/13 (a)	0.154%	50,000	49,996,985
Federal Home Loan Mortgage Corp.
11/04/13 (a)	0.185%	22,500	22,503,918
Federal National Mortgage Association
5/17/13 (a)	0.221%	10,000	10,006,860

			84,508,265

Governments - Sovereign Agencies - 0.1%
KFW
2/22/13 (a)
(cost $1,500,211)	0.312%	1,500	1,500,211

Total Investments - 99.6%
(cost $1,875,225,381) (d)			1,875,225,381
Other assets less liabilities - 0.4%			7,103,084

Net Assets - 100.0%			$1,882,328,465

(a)	Floating Rate Security. Stated interest rate was in effect at December 31, 2012.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the aggregate market value of these securities amounted to $183,312,548 or 9.7% of net assets.
(c)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(d)	As of December 31, 2012, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

Glossary:

CDA	-	Community Development Authority
IDA	-	Industrial Development Authority/Agency
PCR	-	Pollution Control Revenue Bond

AllianceBernstein Exchange Reserves

December 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$801,557,483	$—	$801,557,483
Commercial Paper	—	334,163,595	—	334,163,595
Short-Term Municipal Notes	—	274,981,000	—	274,981,000
Repurchase Agreements	—	251,900,000	—	251,900,000
Corporates - Investment Grades	—	126,614,827	—	126,614,827
U.S. Government & Government Sponsored Agency Obligations	—	84,508,265	—	84,508,265
Governments - Sovereign Agencies	—	1,500,211	—	1,500,211

Total^	$—	$1,875,225,381	$—	$1,875,225,381

^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Exchange Reserves

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	February 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	February 25, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	February 25, 2013